National Commerce Corporation (Parent Company Only) Financial Information - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 14,236	$ 2,273
Other assets	2,953	1,682
Total assets	1,138,426	791,781	693,359
Liabilities and Shareholders' Equity
Other liabilities	8,774	2,335
Total liabilities	1,002,265	702,842
Commitments
Shareholders' equity:
Additional paid-in capital	131,455	91,774
Accumulated deficit	(3,453)	(8,856)
Accumulated other comprehensive income	845	291
Total shareholders' equity attributable to NCC	128,922	88,939
Noncontrolling interest	7,239
Total shareholders' equity	136,161	88,939	85,850	83,459
Total liabilities and shareholders' equity	1,138,426	791,781
Parent Company [Member]
Assets
Cash and due from banks	829	805
Investment in subsidiaries	133,909	87,609
Other assets	1,557	535
Total assets	136,295	88,949
Liabilities and Shareholders' Equity
Other liabilities	134	10
Total liabilities	134	10
Commitments
Shareholders' equity:
Common stock	75	5,730
Additional paid-in capital	131,455	91,774
Accumulated deficit	(3,453)	(8,856)
Accumulated other comprehensive income	845	291
Total shareholders' equity attributable to NCC	128,922	88,939
Noncontrolling interest	7,239
Total shareholders' equity	136,161	88,939
Total liabilities and shareholders' equity	$ 136,295	$ 88,949